CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 31,728	196,857	232,613
Short-term deposits	38,595	239,466	336,299
Available-for-sale securities	2,533	15,715	5,233
Accounts receivable, net	6,083	37,745	33,987
Deferred tax assets	1,448	8,982	3,628
Prepaid expenses and other current assets	10,718	66,501	23,695
Total current assets	91,105	565,266	635,455
Non-current assets:
Investment in equity investee	1,781	11,048
Property and equipment, net	14,778	91,694	99,484
Intangible assets, net	582	3,610	4,275
Goodwill	127	789	789
Other non-current assets	167	1,039
Total assets	108,540	673,446	740,003
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB5,864 and RMB20,692 as of December 31, 2013 and 2014, respectively)	3,335	20,692	5,864
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB125,391and RMB 189,018 as of December 31, 2013 and 2014, respectively)	30,464	189,018	125,391
Accrued expenses and other liabilities, current portion (including accrued expenses and other current liabilities, current portion, of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB34,843 and RMB38,243 as of December 31, 2013 and 2014, respectively)	7,332	45,490	39,615
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB20,606 and RMB16,927 as of December 31, 2013 and 2014, respectively)	3,068	19,037	22,226
Total current liabilities	44,199	274,237	193,096
Non-current liabilities:
Deferred revenue, non-current portion (including deferred revenue, non-current portion, of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB369 and RMB2 as of December 31, 2013 and 2014, respectively)	0	2	369
Accrued expenses and other liabilities, non-current portion (including other non-current liabilities of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB 2,730 and RMB5,650 as of December 31, 2013 and 2014, respectively)	911	5,650	2,730
Deferred tax liability	1,050	6,517	4,590
Total liabilities	46,160	286,406	200,785
Commitments and contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2013 and 2014; 49,030,944 shares issued and outstanding as of December 31, 2013; 49,930,944 shares issued and outstanding as of December 31, 2014)	57	354	349
Additional paid-in capital	57,823	358,768	506,458
Less: Treasury shares (4,145,729 and 5,310,240 shares as of December 31, 2013 and 2014, respectively)	(18,934)	(117,480)	(91,100)
Statutory reserves	1,628	10,103	9,974
Retained earnings	23,587	146,345	126,367
Accumulated other comprehensive loss	(1,781)	(11,050)	(12,830)
Total shareholders' equity	62,380	387,040	539,218
Total liabilities and shareholders' equity	$ 108,540	673,446	740,003